FINANCIAL INCOME, NET	6 Months Ended
Jun. 30, 2025
Other Income and Expenses [Abstract]
FINANCIAL INCOME, NET	FINANCIAL INCOME, NET
The components of financial income, net are as follows:

	Six Months Ended
	June 30, 2025	June 30, 2024
	(Unaudited)	(Unaudited)
Interest income	$1,052	$1,555
Foreign currency translation income (loss), net	(572)	34
Interest expenses	(470)	(466)
Income from derivatives remeasurement	11,787	1,448
Other expenses	(508)	(310)
Financial income, net	$11,289	$2,261